Equity Incentive Programs (Schedule of PS and PSU Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period (in shares)	0
Granted (in shares)	389,930	0
Vested (in shares)	0
Forfeited (in shares)	(38,082)
Nonvested at end of period (in shares)	351,848	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 0.00
Granted, weighted-average grant date fair value per share (in usd per share)	$ 20.39
Vested, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 0.00
Forfeited, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.39
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.39	$ 0.00
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested at beginning of period (in shares)	0
Granted (in shares)	16,208
Vested (in shares)	0
Forfeited (in shares)	0
Nonvested at end of period (in shares)	16,208
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested at beginning of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 0.00
Granted, weighted-average grant date fair value per share (in usd per share)	$ 20.50
Vested, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 0.00
Forfeited, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 0.00
Nonvested at end of period, Weighted-Average Grant Date Fair Value Per Share (in usd per share)	$ 20.50